INVESTMENT SECURITIES - Net (Purchases) Dispositions of Investment Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Purchases of investment securities	$ (4,046)	$ (4,286)
Dispositions and maturities of investment securities	3,170	2,997
Net (purchases) dispositions of insurance investment securities	$ (876)	$ (1,290)	$ (1,352)